Related Party Balances and Transactions	12 Months Ended
Dec. 31, 2019
Related Party Transactions [Abstract]
RELATED PARTY BALANCES AND TRANSACTIONS

13. RELATED PARTY BALANCES AND TRANSACTIONS

The following is a list of a director and related parties to which the Group has transactions with:

(a)	Ian Huen, the Chief Executive Officer and Executive Director of the Group;
(b)	AENEAS CAPITAL LIMITED, an entity controlled by Ian Huen;
(c)	Aeneas Limited, an entity controlled by Ian Huen;
(d)	Aeneas Group Limited, an entity controlled by Ian Huen;
(e)	Aeneas Management Limited, an entity controlled by Ian Huen;
(f)	Aenco Solutions Limited, an entity controlled by Ian Huen;
(g)	Aenco Limited, an entity controlled by Ian Huen;
(h)	Jurchen Investment Corporation, the holding company and an entity controlled by Ian Huen;
(i)	Clark Cheng, the Executive Director of the Group;
(j)	Sabrina Khan, the Chief Financial Officer of the Group.

Amounts due from related parties

Amounts due from related parties consisted of the following as of December 31, 2019 and 2018:

	December 31, 2019	December 31, 2018
Current
Aeneas Management Limited	$962	$-
AENEAS CAPITAL LIMITED	-	169,051
Total	$962	$169,051

Non-current
Jurchen Investment Corporation (Note e)	50,000	50,000

Amounts due to related parties

Amounts due to related parties consisted of the following as of December 31, 2019 and 2018:

	December 31, 2019	December 31, 2018
Current
Aenco Solutions Limited	$5,782	$-
Aeneas Group Limited	14,247	-
Jurchen Investment Corporation	20,055	-
Ian Huen	127	2,545
Clark Cheng	1,114	8,893
Sabrina Khan	268	21,979
Total	$41,593	$33,417

Non-current
Aeneas Group Limited (Note a)	$3,330,472	$-
Jurchen Investment Corporation (Note a)	3,000,000	-
	6,330,472	-

Related party transactions

Related party transactions consisted of the following for the years ended December 31, 2019 and 2018, and the period March 1, 2017 through December 31, 2017:

	Year ended December 31, 2019	Year ended December 31, 2018	March 1, 2017 through December 31, 2017
Borrowings from related parties (Note a)
- Aeneas Group Limited	$3,330,472	$-	$-
- Jurchen Investment Corporation	$3,000,000	$-	$-

Interest expenses (Note a)
- Aeneas Group Limited	$14,247	$-	$-
- Jurchen Investment Corporation	$20,055	$-	$-

Payments on behalf of the Group (Note b)
- AENEAS CAPITAL LIMITED	$5,057	$-	$64,038
- Aeneas Management Limited	$5,372	$156,961	$-
- Aenco Solutions Limited	$186,671	$-	$-

Prepayments to related parties (Note b)
- Aenco Solutions Limited	$200,000	$-	$-

Expense reimbursement (Note b)
- AENEAS CAPITAL LIMITED	$5,057	$7,331	$66,881
- Aeneas Management Limited	$5,372	$156,961	$-

Payments on behalf of related parties (Note c)
- AENEAS CAPITAL LIMITED	$-	$22,934	$109,025
- Aeneas Limited	$-	$-	$132,074
- Aeneas Group Limited	$-	$-	$1,853

Repayments from related parties (Note c)
- AENEAS CAPITAL LIMITED	$169,051	$132,128	$-
- Aeneas Limited	$-	$190,427	$-
- Aeneas Group Limited	$-	$7,451	$-

Healthcare services income
- Aeneas Management Limited	$1,923	$-	$-

Consultant, management and administrative fees (Note d)
- AENEAS CAPITAL LIMITED	$-	$448,718	$640,932
- Aeneas Management Limited	$698,152	$-	$-
- Aenco Limited	$830,769	$-	$-

Rental expense(Note e)
- Jurchen Investment Corporation	$227,729	$207,841	$-

Payment for rental deposit (Note e)
- Jurchen Investment Corporation	$-	$50,000	$-

Tokens maintenance fee (Note b)
- Aenco Solutions Limited	$67,876	$-	$-

Issuance of tokens for tokens creation, offering and consultancy services (Note f)
- Aenco Solutions Limited	$300,000	$-	$-

Tokens creation, offering and consultancy services expense (Note f)
- Aenco Solutions Limited	$192,000	$-	$-

Prepayment of tokens consultancy services (Note f)
- Aenco Solutions Limited	$108,000	$-	$-

A borrowing from a related party (Note g)
- Ian Huen	$-	$-	$6,410

Note a: On August 13, 2019, the Group entered into financing arrangements with Aeneas Group Limited, a related party, and Jurchen Investment Corporation, the ultimate parent of the Group, allowing the Group to access up to a total $15.0 million in line of credit debt financing. The line of credit will mature on August 12, 2022 and the interest on the outstanding principal indebtedness will be at the rate of 8% per annum.

Note b: AENEAS CAPITAL LIMITED and Aeneas Management Limited has paid the operation fee on behalf of the Group and received the expense reimbursement. The balances were non-interest bearing.

The Group has prepaid Aenco Solutions Limited, of which the whole amounts were non-interest bearing. The prepayment was used for paying on behalf of the Group of token listing fees, purchasing digital currencies and settlement of maintenance service provided by Aenco Solutions Limited.

Note c: The Group has paid the expenses on behalf of AENEAS CAPITAL LIMITED, Aeneas Limited and Aeneas Group Limited, of which all amounts were non-interest bearing. There was no further payment on behalf transactions since April 2018.

Note d: AENEAS CAPITAL LIMITED provides certain management and administrative services to the Group. For the year ended December 31, 2018, AENEAS CAPITAL LIMITED was entitled to receive a fixed amount of administrative fees of HKD500,000 (approximately $64,103) per calendar month. On July 31, 2018, the agreement was mutually agreed to be terminated.

Aenco Limited provided certain information technology services to the Group. For the year ended December 31, 2019, Aenco Limited was entitled to receive a fixed amount of services fees of HKD540,000 (approximately $69,231) per calendar month with the expiry date on December 31, 2019. The agreement was originally renewed under the same terms with the expiry date on December 31, 2020. On January 29, 2020, both parties agreed to replace the agreement no later than April 30, 2020. Pursuant to the replaced agreement, Aenco Limited is entitled to receive a fixed amount of services fee of HKD700,000 (approximately $89,744) per calendar month. The agreement will be expired on December 31, 2020.

Aeneas Management Limited provided certain documentation and administrative services to the Group. For the year ended December 31, 2019, Aeneas Management Limited was entitled to receive a fixed amount of services fees of HKD452,000 (approximately $57,949) per calendar month with the expiry date on December 31, 2019. The agreement was originally renewed under the same terms with the expiry date on December 31, 2020. On January 29, 2020, both parties agreed to terminate the agreement no later than April 30, 2020.

Note e: Jurchen Investment Corporation entered into a sub-tenancy agreement with a subsidiary of the Group for the rental arrangement of an office in Hong Kong. For the period February 1, 2018 through January 31, 2021, Jurchen Investment Corporation was entitled to receive a fixed amount of rental fee of HK$130,000 (approximately USD16,667) per calendar month. As of December 31, 2019, the amounts due from Jurchen Investment Corporation represented a $50,000 rental deposit.

Note f: In July 2019, Smart Pharmaceutical Limited Partnership, a wholly owned subsidiary of the Group, transferred 100,000,000 SMPT token to Aenco Solutions Limited, a related party, in exchange of the services related to token creation and offering and consulting services for five years for an amount of $300,000.

Note g: The non-interest-bearing loan was borrowed from management for operation purpose and the loan was due on demand.

On November 11, 2017, the Group sold 100% of the ownership of Aeneas Limited and its subsidiary, Aeneas Group Limited, to Jurchen Investment Corporation for cash proceeds of $1. The Group recognized a gain on disposal of entity under common control of $67,874, net of net liabilities of Aeneas Limited and its subsidiary of $67,874 in consolidated statement of equity.

On April 3, 2018, Aptorum Medical Limited issued 526 shares to Clark Cheng, decreasing the equity interest of the Company from 100% to 95%. On March 29, 2019, Aptorum Medical Limited issued 112 shares to Clark Cheng in according to the appointment agreement, decreasing the equity interest of the Company from 95% to 94%. On January 2, 2020, Aptorum Medical Limited further issued 115 shares to Clark Cheng in according to the appointment agreement, decreasing the equity interest of the Company from 94% to 93%.

In April 2018, the Group, AENEAS CAPITAL LIMITED, Aeneas Management Limited and Aeneas Group Limited entered into a net settlement agreement to offset the amounts due from related parties against the amounts due to related parties. Thereby, the Group is released from obligation for a total amount of $164,973, netting off receivables of total amount of $197,878 and collected remaining balance of $32,905.